PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 3,022	$ 3,047
Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	3,600	4,140
Present value of defined benefit obligation | Defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	9,872	10,835	$ 10,054
Present value of defined benefit obligation | Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 4,098	$ 4,686	$ 5,400
Discount rate | Defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (42)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	33
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	1,204
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (987)
Discount rate | Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ 0
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	2
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	610
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (487)
Rate of compensation | Defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (14)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	15
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(173)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 177
Expected life of beneficiaries | Defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 11
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 250
Expected life of beneficiaries | Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 9
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 142
Healthcare cost trend rate | Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (27)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	39
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(407)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 506